Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Notes Due 2033
Amount Registered | shares	212,871,638.4
Proposed Maximum Offering Price per Unit	0.99838
Maximum Aggregate Offering Price	$ 212,526,786.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 29,349.95
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Waste Connections, Inc.'s Registration Statement on Form S-3 (File No. 333-282813) in accordance with Rule 457(r) under the Securities Act of 1933, as amended. C$300,000,000 aggregate principal amount of the 4.200% Notes due 2033 will be issued. The $212,871,638.40 amount to be registered is based on the July 24, 2026 CAD/U.S. $ rate of exchange of approximately C$1/U.S.$0.7096.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Notes Due 2036
Amount Registered | shares	283,828,851.2
Proposed Maximum Offering Price per Unit	0.99611
Maximum Aggregate Offering Price	$ 282,724,756.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,044.29
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Waste Connections, Inc.'s Registration Statement on Form S-3 (File No. 333-282813) in accordance with Rule 457(r) under the Securities Act of 1933, as amended. C$400,000,000 aggregate principal amount of the 4.550% Notes due 2036 will be issued. The $283,828,851.20 amount to be registered is based on the July 24, 2026 CAD/U.S. $ rate of exchange of approximately C$1/U.S.$0.7096.